UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.


1.
Name and address of issuer:

American General Life Insurance Company
Separate Account VL-R
2727-A Allen Parkway
Houston, Texas 77019-2191

2.
The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3.
Investment Company
Act File Number:
811-08561

Securities Act File
Number:
333-42567; 333-53909; 333-89897; 333-80191; 333-90787; 333-43264;
333-65170; 333-82982; 333-103361; 333-109613;333-118318;
333-137817; 333-143072; 333-144594;333-146948; 333-151576;
333-153093; 333-153068

4(a)
..
Last day of fiscal year for which this Form is filed:12/31/2013

4(b). _ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2)

Note:
If the Form is being filed late, interest must be paid on the registration fee due.

4(c). _ Check box if this is the last time the issuer will be filing this Form.

5.Calculation of registration fee:


(i)
Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f): $ 37,476,125


(ii)
Aggregate price of securities
redeemed or repurchased during the
fiscal year: $  53,958,511


(iii)
Aggregate price of securities
redeemed or repurchased during any
prior fiscal year ending no earlier
than October 11, 1995 that were not
previously used to reduce
registration fees payable to the
Commission: $    118,534,820

(iv)
Total available redemption credits
[add items 5(ii) and 5(iii)]:
$ 172,493,331

(v)
Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv)
from Item 5(i)]: $ 0

(vi)
Redemption credits available for use
in future years - if Item 5(i) is
less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)] $ 135,017,206)

(vii)
Multiplier for determining
registration fee (See Instructions
C.9): x 0.00012880

(viii)
Registration fee due [multiply Item
5(v) by Item 5(vii)] (enter "0" if no
fee is due): =$  0





6.
Prepaid
Shares


If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
deducted here:   N/A  .  If there is a number of shares or other units
that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
N/A  .

7.
Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see
Instruction D):

8.
Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 70 ]:$ 0


9.
Date the registration fee and any interest payment
 was sent
to the Commission's lockbox depository:

Method of Delivery:
[  ] Wire Transfer
[  ] Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and
Title)*
/s/ David Jorgensen
David Jorgensen - Senior Vice President


Date
02/28/2014
* Please print the name and title of the signing officer below the signature.